Pro Forma Adjustments to Balance Sheet and Statements of Operations	3 Months Ended
Mar. 31, 2012
Pro Forma Adjustments To Balance Sheet And Statements Of Operations
Pro Forma Adjustments to Balance Sheet and Statements of Operations

NOTE 2 – PRO FORMA ADJUSTMENTS TO BALANCE SHEET AND STATEMENTS OF OPERATIONS

A – To reflect the completion of the Company’s private placement financing, as if it happened March 31, 2012, by which it raised proceeds of $180,684 through the issuance of 1,129,169 common shares at a price of $0.16 per share and to reflect the settlement of the Company’s material liabilities as the use of the proceeds raised.

B – To reflect the forgiveness of accrued interest owing to related parties as if it occurred on March 31, 2012.

C – To reflect the elimination of Vampt’s common stock and the issuance of the Company’s common stock pursuant to the terms of the merger as described in Note 3.

D – To reflect the elimination of the Company’s pre-merger historical accumulated deficit.

E – To reflect the elimination of the Company’s pre-merger expenses for the year ended December 31, 2011 and for the three months ended March 31, 2012.

F – The pro forma loss per common share is calculated as if the shares issued pursuant to the terms of the merger were issued on March 31, 2012. The issuance of the shares on this date would have no impact to the calculation of the weighted average number of common shares outstanding; therefore the pro forma loss per common share is calculated using the Company’s pre-merger weighted average number of common shares outstanding.